CONVERTIBLE DEBENTURE – RELATED PARTY (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2018	Jun. 28, 2021	Jun. 18, 2021	Jun. 14, 2021	Jun. 11, 2021	Apr. 09, 2021	Oct. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Sep. 30, 2019	Jan. 31, 2019	Jun. 19, 2017	Sep. 16, 2016
Short-term Debt [Line Items]
Warrants and Rights Outstanding, Term		5 years							5 years					5 years	3 years
Warrants issued to purchase of common stock	1			1	1	1	1	2,000,000
Conversion of debenture to common stock	690,000	690,000
Conversion cf accrued interest to common stock	164,424
Debt Instrument, Unamortized Discount		$ 777,610								$ 370,584	$ 86,000	$ 819,500	$ 57,467
Proceeds from Issuance of Debt		270,000
Long-term Debt		$ 4,672,096								3,595,561
Share Price	$ 0.098	$ 0.104
Convertible debenture outstanding balance	$ 245,000
Debenture issue discount or interest	0
Convertible debenture related party, net discount	2,110	$ 47,110
Minimum [Member]
Short-term Debt [Line Items]
Share Price		$ 0.02
Maximum [Member]
Short-term Debt [Line Items]
Share Price		$ 0.50
Convertible Debenture Holder [Member]
Short-term Debt [Line Items]
Conversion cf accrued interest to common stock		60,980
Debt Instrument, Unamortized Discount		$ 137,110								$ 227,110
During the year ended December 31, 2018 [Member]
Short-term Debt [Line Items]
Convertible Debt, Current	2,060,000	2,060,000
Deposit Liabilities, Accrued Interest	$ 280,529	$ 280,529
Conversion of Stock, Shares Issued	4,681,058	4,681,058
Year Ended December 31 2019 [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount		$ 345,000
Year ended December 31, 2018 [Member]
Short-term Debt [Line Items]
Warrants and Rights Outstanding, Term		3 years
Debt Instrument, Unamortized Discount	$ 270,000	$ 270,000
Proceeds from Issuance of Debt	270,000
Debt Instrument, Convertible, Carrying Amount of Equity Component	0	0
Long-term Debt	$ 242,890	$ 297,890
Convertible Debenture Two [Member]
Short-term Debt [Line Items]
Debt Instrument, Issuer		Company
Debt Instrument, Description	convertible debt instruments
Convertible Debenture One [Member]
Short-term Debt [Line Items]
Debt Instrument, Issuer	Company
Debt Instrument, Description	convertible debentures	convertible debentures
Debt Instrument, Face Amount	$ 2,405,000	$ 2,405,000
Debt Instrument, Interest Rate, Stated Percentage	12.00%	12.00%								12.00%
Debt Instrument, Payment Terms	payable in	payable in
Debt Instrument, Convertible, Terms of Conversion Feature		may be converted into
Common Stock, Convertible, Conversion Price, Decrease	$ 0.50	$ 0.50
Common Stock, Convertible, Conversion Price, Increase	$ 1.00	$ 1.00
Redemption of equity	$ 3,000,000	$ 3,000,000
Warrants and Rights Outstanding, Term															3 years
Warrants issued to purchase of common stock	2,405,000	2,405,000
Proceeds from Convertible Debt		$ 2,405,000	$ 2,405,000
Long-term Debt		$ 345,000
Share Price	$ 2.50		$ 0.035
Convertible Debenture One [Member] | Minimum [Member]
Short-term Debt [Line Items]
Share Price		$ 0.05
Convertible Debenture One [Member] | Maximum [Member]
Short-term Debt [Line Items]
Share Price		$ 2.50